INCOME TAXES (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
(Loss) income before income taxes		$ (14,816)	$ 17,152
Applicable tax rate		26.50%	26.50%
Tax expense calculated using statutory rates		$ (3,926)	$ 4,545
Expenses not deductible (earnings not taxable)		4,656	(3,491)
Change in tax benefits not recognized		(934)	(1,054)
Current And Deferred Mining Taxes		4,322	0
Income tax expenses		4,118	0
Current income tax expense	[1]	1,148	0
Deferred tax expense		$ 2,970	$ 0

[1]	In the current income tax expense, $574 has been paid in the year ended December 31, 2018, with the remaining $574 still outstanding, and presented as income taxes payable.